Exhibit 99.1

KPMG LLP Suite 1500 550 South Hope Street Los Angeles, CA 90071-2629

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Prestige Financial Services, Inc. (the “Company”)

J.P. Morgan Securities LLC

Wells Fargo Securities, LLC

(together, the “Specified Parties”)

Re: Prestige Auto Receivables Trust 2021-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “210930 PART 2021-1 Stat pool $192.xlsx” provided by the Company on October 12, 2021, containing information on 11,493 retail installment sale contracts and security agreements secured by new and used automobiles, vans, and light duty trucks (collectively, the “Receivables”) as of September 30, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Prestige Auto Receivables Trust 2021-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document for the procedures performed.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

•

The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology contained in the Data File, as described in Exhibit B.

•

The term “Receivable File” means any file containing some or all of the following documents for each Selected Receivable (defined below): Installment Sale Contract, Title Document, Post Funding Correspondence, and/or screenshots from the Company’s servicing system (the “Servicing System”). The Receivable File, provided to us by the Company, was represented to be a scanned image of the original Receivable File. We make no representation regarding the validity or accuracy of these documents.

•	The term “Provided Information” means the Receivable File, Acceptable Company Names, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 100 Receivables from the Data File (the “Selected Receivables”). A listing of the Selected Receivables is attached hereto as Exhibit C. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.

For each Selected Receivable, we compared the specified attributes listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the indicated information from the Data File to the Receivable File for each of the attributes identified, utilizing the Instructions, as applicable, constituted an exception. The Receivable File is listed in the order of priority.

Attribute	Receivable File / Instructions

Account Number	Servicing System

Borrower Last Name	Installment Sale Contract or Servicing System, and Instructions.

Original Amount Financed	Installment Sale Contract

Original Interest Rate	Installment Sale Contract, Post Funding Correspondence

Current Interest Rate	Servicing System

Original Term	Installment Sale Contract

Payment Amount	Installment Sale Contract, Post Funding Correspondence

Obligor State	Installment Sale Contract, Servicing System

Vehicle Make	Installment Sale Contract and Instructions.

Model Year	Installment Sale Contract

2

Attribute	Receivable File / Instructions

New/Used Vehicle	Installment Sale Contract

Vehicle Identification Number (“VIN”)	Installment Sale Contract

C.	For each Selected Receivable, we observed the presence of the following in the Receivable File:

•

Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Los Angeles, California

October 20, 2021

3

Exhibit A

Title Documents

Application for Certificate of Title and Registration	Receipt of Dealer Transaction

Application for Title and License	Record Lookup Results

Application for Title and Registration Statement of Vehicle Sale	Request Report

Certificate of Title	Title & License Plate Application

Electronic Title Copy	Title and Registration Receipt

Lien Holders Release Forms	Title Information

Lien Receipt	Title Lien Statement

Notice of Security or Lien Filing	Vehicle Title Application

Notification of Lien

Acceptable Company Names

PFS PRESTIGE FINANCIAL SERVICES	PRESTIGE FINANCIAL SERVICES INC

PRESTIGE FINANCIAL	PRESTIGE FINANCIAL SERVICES, INC

PRESTIGE FINANCIAL S	PRESTIGE FINANCIAL SERVICES, INC.

PRESTIGE FINANCIAL SERV	PRESTIGE FINANCIAL SERVICS

PRESTIGE FINANCIAL SERV INC	PRESTIGE FINANCIAL SERVICS INC

PRESTIGE FINANCIAL SERV.	PRESTIGE FINANCIAL SRVS INC

PRESTIGE FINANCIAL SERVICE	PRESTIGE FINANCIAL SVCS INC

PRESTIGE FINANCIAL SERVICES	PRESTIGE FNCL SVCS

Exhibit B

Instructions

Attribute	Instructions
Borrower Last Name

In the event the Borrower’s Last Name did not agree to the last name stated in the Installment Sale Contract or Servicing System, compare the Borrower’s Last Name to the co-borrower last name stated in the Installment Sale Contract or Servicing System.

Vehicle Make	In the event the Vehicle Make stated in the Installment Sale Contract was “Hyun,” consider the Vehicle Make to be “Hyundai.”

Exhibit C

The Selected Receivables

Selected Receivable #	Receivable Number	Selected Receivable #	Receivable Number	Selected Receivable #	Receivable Number
1	2021001	34	2021034	67	2021067
2	2021002	35	2021035	68	2021068
3	2021003	36	2021036	69	2021069
4	2021004	37	2021037	70	2021070
5	2021005	38	2021038	71	2021071
6	2021006	39	2021039	72	2021072
7	2021007	40	2021040	73	2021073
8	2021008	41	2021041	74	2021074
9	2021009	42	2021042	75	2021075
10	2021010	43	2021043	76	2021076
11	2021011	44	2021044	77	2021077
12	2021012	45	2021045	78	2021078
13	2021013	46	2021046	79	2021079
14	2021014	47	2021047	80	2021080
15	2021015	48	2021048	81	2021081
16	2021016	49	2021049	82	2021082
17	2021017	50	2021050	83	2021083
18	2021018	51	2021051	84	2021084
19	2021019	52	2021052	85	2021085
20	2021020	53	2021053	86	2021086
21	2021021	54	2021054	87	2021087
22	2021022	55	2021055	88	2021088
23	2021023	56	2021056	89	2021089
24	2021024	57	2021057	90	2021090
25	2021025	58	2021058	91	2021091
26	2021026	59	2021059	92	2021092
27	2021027	60	2021060	93	2021093
28	2021028	61	2021061	94	2021094
29	2021029	62	2021062	95	2021095
30	2021030	63	2021063	96	2021096
31	2021031	64	2021064	97	2021097
32	2021032	65	2021065	98	2021098
33	2021033	66	2021066	99	2021099
				100	2021100

(*)	The Company has assigned a unique seven-digit Receivable Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the actual Receivable Numbers.